Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments

The Company's debt consisted of the following (in thousands):

	March 31, 2025	December 31, 2024	Weighted Average Interest Rate	Final Maturity
Senior Secured Notes	156,517	156,517	7.875%	December 2028
ABL Borrowings	—	—	Varies(1)	December 2026
Debt discount	(2,750)	(2,905)
Total debt	153,767	153,612
Less: current debt	—	—
Total long-term debt	$153,767	$153,612

(1)
Borrowings under the ABL Facility bear interest at a rate equal to Secured Overnight Financing Rate ("SOFR") ranging from 1.5% to 2.0%, plus a credit adjustment spread, ranging currently from 0.11448% to 0.42826%, or an alternate base rate plus an applicable margin, which is determined based on the average availability of the commitments under the ABL Facility, ranging from 0.5% to 1.0%.

The Company's debt consisted of the following (in thousands):

			Weighted Average Interest Rate at
	December 31, 2024	December 31, 2023	December 31, 2024	Final Maturity
Senior secured notes	$156,517	$156,517	7.875%	December 2028
ABL facility	—	—	Varies1	December 2026
Debt discount, net	(2,905)	(3,494)
Total debt	153,612	153,023
Less: current debt	—	—
Total long-term debt	$153,612	$153,023

1.
Borrowings under the ABL Facility bear interest at a rate equal to Secured Overnight Financing Rate ("SOFR") ranging currently from 1.5% and 2.0%, plus a credit adjustment spread, ranging currently from 0.11448% to 0.42826%, or an alternate base rate plus an applicable margin, which is determined based on the average availability of the commitments under the ABL Facility, ranging from 0.5% to 1.0%.

Schedule of Maturities of Long-term Debt

The Company's minimum debt repayment schedule, excluding interest, as of December 31, 2024 is as follows (in thousands):

	Payments Due
	2025	2026	2027	2028	Thereafter
Senior secured notes	$—	$—	$—	$156,517	$—
ABL facility	—	—	—	—	—
Total	$—	$—	$—	$156,517	$—